Impaired Credit Substitutes (Detail) (Debt securities, other than asset and mortgage-backed securities, Fair Values Of Credit Substitutes) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Textiles and Garments USD ($)	Mar. 31, 2013 Textiles and Garments INR	Mar. 31, 2012 Textiles and Garments INR	Mar. 31, 2013 Leather Products USD ($)	Mar. 31, 2013 Leather Products INR	Mar. 31, 2012 Leather Products INR	Mar. 31, 2013 Automobile and Auto Ancilliary USD ($)	Mar. 31, 2013 Automobile and Auto Ancilliary INR	Mar. 31, 2012 Automobile and Auto Ancilliary INR	Mar. 31, 2013 Drugs and Pharmaceuticals USD ($)	Mar. 31, 2013 Drugs and Pharmaceuticals INR	Mar. 31, 2012 Drugs and Pharmaceuticals INR	Mar. 31, 2013 Others USD ($)	Mar. 31, 2013 Others INR	Mar. 31, 2012 Others INR
Schedule of Available-for-sale Securities [Line Items]
- on accrual status	$ 0	0	0
- on non-accrual status	9.2	500.0	102.8
Gross impaired credit substitutes	9.2	500.0	102.8	0	0	53.1	0	0	24.1	0	0	22.0	0	0	3.6	9.2	500.0	0
Gross impaired credit substitutes	9.2	500.0	102.8	0	0	53.1	0	0	24.1	0	0	22.0	0	0	3.6	9.2	500.0	0
Average impaired credit substitutes	4.6	250.0	51.4
Interest income recognized on impaired credit substitutes	$ 0	0	0